Goodwill	12 Months Ended
Mar. 31, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
17.
Goodwill

Changes in the carrying amount of goodwill by segment for the years ended March 31, 2025 and 2026 were as follows:

		Alibaba		Cainiao		Hujing
	Alibaba	International		Smart		Digital
	China	Digital	Cloud	Logistics	Local	Media and
	E-commerce	Commerce	Intelligence	Network	Services	Entertainment
	Group	Group	Group	Limited	Group	Group	All others	Total
	(in millions of RMB)
Balance as of March 31, 2024	164,945	20,033	3,638	16,442	20,447	11,601	22,573	259,679
Additions	—	—	84	3,942	—	726	147	4,899
Deconsolidations	—	—	—	—	—	—	(2,957)	(2,957)
Impairment	—	—	—	—	—	(4,296)	(1,875)	(6,171)
Foreign currency translation adjustments	—	44	6	1	—	—	—	51
Balance as of March 31, 2025	164,945	20,077	3,728	20,385	20,447	8,031	17,888	255,501
Segment changes	12,948	—	—	(20,385)	(20,447)	(8,031)	35,915	—
Additions	—	4	1,342	—	—	—	951	2,297
Deconsolidations	—	(319)	—	—	—	—	(227)	(546)
Impairment	—	—	—	—	—	—	(9,515)	(9,515)
Foreign currency translation adjustments	—	(366)	8	—	—	—	(1)	(359)
Balance as of March 31, 2026	177,893	19,396	5,078	—	—	—	45,011	247,378

Starting from the quarter ended June 30, 2025, Taobao and Tmall Group, Ele.me and Fliggy was integrated into Alibaba China E-commerce Group. At the same time, Cainiao, Amap and Hujing Digital Media and Entertainment Group were reclassified to All others.

Gross goodwill balances were RMB302,194 million and RMB303,610 million as of March 31, 2025 and 2026, respectively. Accumulated impairment losses were RMB46,693 million and RMB56,232 million as of March 31, 2025 and 2026, respectively.

In the annual goodwill impairment assessment, the Company concluded that the carrying amounts of certain reporting units exceeded their respective fair values and recorded impairment losses of RMB10,521 million, RMB6,171 million and RMB9,515 million during the years ended March 31, 2024, 2025 and 2026, respectively.

17.
Goodwill (Continued)

During the year ended March 31, 2024, considered the changes in market conditions, the Company performed a quantitative impairment test on one reporting unit under Hujing Digital Media and Entertainment Group (which was reclassified to All others starting from the quarter ended June 30, 2025), and recognized an impairment charge of RMB8,490 million. The fair value of this reporting unit was determined based on discounted cash flow analysis using assumptions including future growth rates and weighted average cost of capital. No further impairment charge was recognized relating to this reporting unit during the years ended March 31, 2025 and 2026.

During the year ended March 31, 2025, considered the changes in market conditions, the Company performed a quantitative impairment test on another reporting unit under Hujing Digital Media and Entertainment Group (which was reclassified to All others starting from the quarter ended June 30, 2025) and recognized an impairment charge of RMB4,296 million. The fair value of this reporting unit was determined based on its market capitalization. No further impairment charge was recognized relating to this reporting unit during the year ended March 31, 2026.

During the year ended March 31, 2026, considered the overall financial performance, the Company performed a quantitative impairment test on the other reporting unit under All others and recognized an impairment charge of RMB9,515 million. The fair value of this reporting unit was determined based on discounted cash flow analysis using assumptions including future growth rates and weighted average cost of capital.

The goodwill impairment is not allocated to segments because the CODM of the Company does not consider this as part of the segment operating performance measure (Note 29).